Schedule of Investments

June 30, 2020 (Unaudited)

Intrepid Endurance Fund

	Shares	Value
COMMON STOCKS - 71.43%
Capital Goods - 2.11%
Acuity Brands, Inc.	13,044	$1,248,832

Commercial & Professional Services - 8.89%
Copart, Inc. (a)	7,954	662,330
IAA, Inc. (a)	61,701	2,379,807
SP Plus Corp. (a)	106,580	2,207,272

		5,249,409

Consumer Durables & Apparel - 6.41%
Skechers U.S.A., Inc. - Class A (a)	120,705	3,787,723

Diversified Financials - 2.89%
Jefferies Financial Group, Inc.	109,752	1,706,644

Energy - 0.51%
Bonanza Creek Energy, Inc. (a)	20,465	303,291

Food, Beverage & Tobacco - 2.70%
Becle SAB de CV (b)	829,973	1,595,345

Media & Entertainment - 14.40%
Liberty Media Corp. - Class C (a)	59,870	1,181,834
Manchester United Plc - Class A (b)	98,336	1,556,659
Take-Two Interactive Software, Inc. (a)	30,622	4,273,912
Madison Square Garden Sports Corp. (a)	10,157	1,491,962

		8,504,367

Pharmaceuticals, Biotechnology & Life Sciences - 3.41%
Charles River Laboratories International, Inc. (a)	4,294	748,659
ICON PLC (a)(b)	7,518	1,266,482

		2,015,141

Retailing - 10.77%
Burlington Stores, Inc. (a)	8,333	1,641,018
Etsy, Inc. (a)	8,959	951,715
Five Below, Inc. (a)	8,864	947,650
Floor & Decor Holdings, Inc. - Class A (a)	19,276	1,111,261
Ollie’s Bargain Outlet Holdings, Inc. (a)	17,460	1,704,969

		6,356,613

Software & Services - 12.31%
Amdocs Ltd. (b)	22,206	1,351,901
Keywords Studios Plc (b)	76,630	1,720,529
Sykes Enterprises, Inc. (a)	41,029	1,134,862
WNS Holdings Ltd. - ADR (a)(b)	55,717	3,063,321

		7,270,613

Technology Hardware & Equipment - 5.60%
Fabrinet (a)(b)	30,690	1,915,670
Silicom Ltd. (a)(b)	37,882	1,390,269

		3,305,939

Transportation - 1.43%
Ryanair Holdings Plc (a)(b)	70,325	841,849

TOTAL COMMON STOCKS (Cost $36,657,724)		42,185,766

EXCHANGE TRADED FUND - 4.62%
Diversified Financials - 4.62%
iShares Gold Trust (a)	160,478	2,726,521

TOTAL EXCHANGE TRADED FUND (Cost $2,081,524)		2,726,521

REAL ESTATE INVESTMENT TRUST (REIT) - 2.40%
Real Estate - 2.40%
PotlatchDeltic Corp.	37,201	1,414,754

TOTAL REIT (Cost $1,265,253)		1,414,754

CONVERTIBLE BOND - 1.61%	Principal
Diversified Financials - 1.61%	Amount
EZCORP, Inc.
2.875%, 07/01/2024	$1,000,000	952,842

TOTAL CONVERTIBLE BOND (Cost $849,321)		952,842

SHORT-TERM INVESTMENTS - 14.81%
U.S. Treasury Bills - 14.81%
0.090%, 05/14/2020 (c)	5,346,000	5,345,920
0.136%, 09/24/2020 (c)	1,807,000	1,806,424
0.105%, 08/20/2020 (c)	1,592,000	1,591,684

TOTAL SHORT-TERM INVESTMENTS (Cost $8,744,028)		8,744,028

Total Investments (Cost $49,597,850) - 94.86%		56,023,911
Other Assets in Excess of Liabilities - 5.14%		3,036,578

TOTAL NET ASSETS - 100.00%		$59,060,489

ADR	American Depository Receipt

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security.
(c)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Schedule of Open Forward Currency Contracts

June 30, 2020 (Unaudited)

Counterparty of Contracts	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	09/11/2020	USD	1,329,297	MXN	1,279,119	$50,178
State Street Bank	09/11/2020	USD	627,823	EUR	624,569	3,254
Bank of Montreal	11/27/2020	USD	906,591	GBP	914,109	(7,517)

						$45,915

EUR - Euro

GBP - British Pound

MXN - Mexican Peso

USD - U.S. Dollars